Investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments

9.	Investments

	2020			2019
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$430,000	$80,000	$510,000	$640,500	$60,000	$700,500
Bonds	341,854	39,796	381,650	52,573	74,634	127,207

	771,854	119,796	891,650	693,073	134,634	827,707

Allowance for expected credit losses	(1,038)	(179)	(1,217)	(670)	(287)	(957)

	$770,816	$119,617	$890,433	$692,403	$134,347	$826,750

Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments depends on the cash requirements of the Company. Time deposits with a contractual maturity of less than 365 days, bear interest at rates ranging between 0.27% and 4.38% (2019: between 2.00% and 3.75%), and those with a contractual maturity of more than 365 have rates ranging between 1.20% and 4.25% (2019: between 3.25% and 4.38%).
The Company acquired bonds with semiannual interest payment, the effective interest rates of these investments ranging between 0.21% and 3.32% (2019: between 2.06% and 3.32%).
All of the investments at amortized cost are denominated in U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
The information about the expected credit loss over these financial assets are disclosed in note 28.3.